Investment in Associates and Joint Ventures (Tables)	6 Months Ended
Apr. 30, 2022
Charles Schwab Corporation [member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Summary of Condensed Financial Statements

Condensed Consolidated Balance Sheet
(millions of Canadian dollars)		As at
	March 31 2022	September 30 2021
Assets
Receivables from brokerage clients, net	$104,936	$107,118
Available for sale securities	339,572	466,536
Other assets	405,454	178,247
Total assets	$849,962	$751,901
Liabilities
Bank deposits	$581,445	$489,192
Payables to brokerage clients	156,408	139,913
Other liabilities	52,073	51,706

Total liabilities	789,926	680,811

Stockholders’ equity	60,036	71,090
Total liabilities and stockholders’ equity	$849,962	$751,901

Condensed Consolidated Statement of Income
(millions of Canadian dollars, except as noted)	For the three months ended		For the six months ended
	March 31 2022	March 31 2021	March 31 2022	March 31 2021
Net Revenues
Net interest revenue	$2,764	$2,420	$5,463	$4,777
Asset management and administration fees	1,352	1,287	2,751	2,573

Trading revenue and other	1,800	2,265	3,635	4,063

Total net revenues	5,916	5,972	11,849	11,413
Expenses Excluding Interest
Compensation and benefits	1,958	1,811	3,721	3,633

Other	1,630	1,678	3,250	3,375

Total expenses excluding interest	3,588	3,489	6,971	7,008
Income before taxes on income	2,328	2,483	4,878	4,405

Taxes on income	553	603	1,111	1,047

Net income	1,775	1,880	3,767	3,358

Preferred stock dividends and other	157	122	322	233

Net Income available to common stockholders	1,618	1,758	3,445	3,125

Other comprehensive income (loss)	(12,582)	(5,720)	(15,558)	(6,100)
Total comprehensive income (loss)	$(10,964)	$(3,962)	$(12,113)	$(2,975)
Earnings per common shares outstanding – basic (Canadian dollars)	$0.85	$0.93	$1.82	$1.67
Earnings per common shares outstanding – diluted (Canadian dollars)	0.85	0.93	1.81	1.67